Document and Entity Information	12 Months Ended
Jul. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 28, 2013
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Mar. 06, 2014
Document Effective Date	Mar. 06, 2014
Prospectus Date	Jul. 01, 2013